Stock-Based Compensation - Movement of PSUs and RSUs (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	1,594,990
Granted (in shares)	331,102
Performance based adjustment (in shares)	299,499
Settled (in shares)	(977,106)
Forfeited (in shares)	(102,697)
Outstanding, end of period (in shares)	1,145,788
RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	38,745
Granted (in shares)	173,173
Performance based adjustment (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	(6,146)
Outstanding, end of period (in shares)	205,772
2016 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	677,607
Granted (in shares)	0
Performance based adjustment (in shares)	299,499
Settled (in shares)	(977,106)
Forfeited (in shares)	0
Outstanding, end of period (in shares)	0
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 17.21
2017 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	467,349
Granted (in shares)	0
Performance based adjustment (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	(39,788)
Outstanding, end of period (in shares)	427,561
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 24.89
2018 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	450,034
Granted (in shares)	0
Performance based adjustment (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	(50,428)
Outstanding, end of period (in shares)	399,606
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 39.24
2018 Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	38,745
Granted (in shares)	0
Performance based adjustment (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	0
Outstanding, end of period (in shares)	38,745
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 25.81
2019 Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	0
Granted (in shares)	331,102
Performance based adjustment (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	(12,481)
Outstanding, end of period (in shares)	318,621
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 11.48
2019 Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	0
Granted (in shares)	173,173
Performance based adjustment (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	(6,146)
Outstanding, end of period (in shares)	167,027
Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	$ 14.74